Consolidated Statements of the Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Begining Balance at Dec. 31, 2011	$ 4,896,589		$ 122,900	$ 5,514,599	$ (1,422,947)	$ 682,037
Begining Balance, Shares at Dec. 31, 2011			122,900,000
Comprehensive income:
Net income (loss)	230,132				$ 230,132
Unrealized foreign currency translation adjustment	39,872					$ 39,872
Ending Balance at Dec. 31, 2012	5,166,593		$ 122,900	$ 5,514,599	$ (1,192,815)	$ 721,909
Ending Balance, Shares at Dec. 31, 2012			122,900,000
Recapitalization	(11,327)	$ 90,000	$ 100	$ (101,427)
Recapitalization, Shares		90,000,000	100,000
Comprehensive income:
Net income (loss)	(874,831)				(874,831)
Unrealized foreign currency translation adjustment	150,431					$ 150,431
Ending Balance at Dec. 31, 2013	4,430,866	$ 90,000	$ 123,000	$ 5,413,172	(2,067,646)	$ 872,340
Ending Balance, Shares at Dec. 31, 2013		90,000,000	123,000,000
Comprehensive income:
Net income (loss)	(1,129,396)				$ (1,129,396)
Unrealized foreign currency translation adjustment	(21,293)					$ (21,293)
Ending Balance at Dec. 31, 2014	3,280,177	$ 90,000	$ 123,000	$ 5,413,172	$ (3,197,042)	851,047
Ending Balance, Shares at Dec. 31, 2014		90,000,000	123,000,000
Issuance of common stock	6,723,878		$ 61,126	6,662,752
Issuance of common stock, shares			61,126,166
Capital contribution in a Chinese subsidiary	1,540,429			1,540,429
Buy-back of preferred stock	(6,723,878)	$ (78,370)		(6,645,508)
Buy-back of preferred stock, shares		(78,370,000)
Comprehensive income:
Net income (loss)	111,285				111,285
Unrealized foreign currency translation adjustment	(204,546)					(204,546)
Ending Balance at Dec. 31, 2015	$ 4,727,345	$ 11,630	$ 184,126	$ 6,970,845	$ (3,085,757)	$ 646,501
Ending Balance, Shares at Dec. 31, 2015		11,630,000	184,126,166